Property And Equipment, Net - Summary of Property And Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 186,137		¥ 104,691
Less: Accumulated depreciation	(83,979)		(65,707)
Property and equipment, net	102,158	$ 16,031	38,984
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	65,814		51,101
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,057		7,603
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	52,266		42,523
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 63,000		¥ 3,464